                                                                                  Registration No. 333-44176
                                                                                             File No. 811-10071

                                                  SECURITIES AND EXCHANGE COMMISSION
                                                         WASHINGTON, DC 20549

                                                               FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                      [   ]

         Pre-Effective Amendment No. __                                                                       [   ]

         Post-Effective Amendment No.   1                                                                     [ X ]
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                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                   [   ]

         Amendment No. _1_                                                                                      [X]
                        -

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                                                   OPPENHEIMER EMERGING GROWTH FUND
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                                          (Exact Name of Registrant as Specified in Charter)

                                         Two World Trade Center, New York, New York 10048-0203
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                                          (Address of Principal Executive Offices) (Zip Code)

                                                            (212) 323-0200
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                                         (Registrant's Telephone Number, including Area Code)

                                                         Robert G. Zack, Esq.
                                                        OppenheimerFunds, Inc.
                                                498 Seventh Avenue, New York, NY 10018
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                                                (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[    ] Immediately upon filing pursuant to paragraph (b)
[ X  ] On February 28, 2002 pursuant to paragraph (b)
[    ] 60 days after filing pursuant to paragraph (a)(1)
[    ] On _______________ pursuant to paragraph (a)(1)
[    ] 75 days after filing pursuant to paragraph (a)(2)
[    ] On _______________ pursuant to paragraph (a)(2)

of Rule 485.

If appropriate, check the following box:
[   ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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The Registrant hereby amends the Registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.